Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Valuation Methodology and Significant Unobservable Inputs	The valuation methodology and the significant unobservable inputs are set out below.

	Valuation technique	Significant other unobservable input	Value
Identifiable intangible asset	Discounted Cash Flow Model	Weighted average cost of capital	28%
		Long-term revenue growth rate	3%
		Long-term after-tax net operating profit margin	11%